COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Comprehensive Income [Abstract]
Net income	$ 626	$ 855
Other comprehensive income, net of tax
Currency translation adjustment	(318)	772
Unrealized gain (loss) on derivative financial instruments	66	(68)
Unrealized gain from available-for-sale securities	6	30
Other	10	0
Total comprehensive income	390	1,589
Comprehensive loss attributable to the non-controlling interests	6	1
Comprehensive income attributable to Teva	$ 396	$ 1,590